Debt - Financing agreements (Details) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended
	Jun. 26, 2014	Mar. 21, 2014	Mar. 20, 2013	Oct. 31, 2012	Dec. 31, 2014		May 31, 2013	May 17, 2013	Apr. 17, 2015	Dec. 31, 2013		Feb. 21, 2014	Nov. 04, 2014	Mar. 02, 2014	Mar. 01, 2014	Dec. 13, 2013	Mar. 26, 2014	Apr. 14, 2015
Debt Instrument [Line Items]
Due to related parties					$ 346,500,000					$ 2,360,500,000
Long-term Debt					3,303,900,000					0
Senior Secured Credit Facilities | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate basis on debt issuance	LIBOR
Debt instrument, variable rate floor	1.00%
Senior Secured Credit Facilities | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	0.50%
Senior Secured Credit Facilities | Eurodollar
Debt Instrument [Line Items]
Interest rate added to LIBOR	1.00%
Variable rate basis on debt issuance	1-month LIBOR
$1450 facility
Debt Instrument [Line Items]
Long-term Debt					856,000,000
$550 facility
Debt Instrument [Line Items]
Revolving credit facility, amount	426,300,000
US $100 Discount Note
Debt Instrument [Line Items]
Balloon payment to be paid		103,700,000
Revolving Credit Facility
Debt Instrument [Line Items]
Assets pledged as collateral					3,900,000,000
Number of drilling units securing line of credit facility	6
Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage	0.50%
Maximum borrowing capacity												100,000,000
Revolving Credit Facility | Senior Secured Credit Facilities | Eurodollar
Debt Instrument [Line Items]
Interest rate added to LIBOR	2.25%
Revolving Credit Facility | Senior Secured Credit Facilities | Base Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	1.25%
Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Assets pledged as collateral					748,500,000
Variable rate basis on debt issuance		LIBOR
Balloon payment to be paid	86,000,000
Period remaining for balloon to get refinanced			5 years
Maximum borrowing capacity			1,450,000,000
Revolving credit facility, amount	443,000,000												433,000,000
Revolving Credit Facility | Credit facility $300 | Seadrill
Debt Instrument [Line Items]
Due to related parties					0					125,900,000				100,000,000
Interest rate added to LIBOR				5.00%	5.00%
Line of credit facility, commitment fee percentage					40.00%
Maximum borrowing capacity				300,000,000	100,000,000										100,000,000
Maturity of debt				5 years
Commitment fee percentage				2.00%	2.00%
Proceeds from revolving credit facility					0
Repayments of revolving credit facility					125,900,000
Revolving Credit Facility | Credit facility $300 | London Interbank Offered Rate (LIBOR) | Seadrill
Debt Instrument [Line Items]
Interest rate added to LIBOR					5.00%
Variable rate basis on debt issuance					LIBOR
Revolving Credit Facility | $109.5 facility | London Interbank Offered Rate (LIBOR) | Seadrill
Debt Instrument [Line Items]
Variable rate basis on debt issuance							LIBOR
Term Loans | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Percentage of debt hedged by derivatives					100.00%
Derivative, Floor Interest Rate					1.00%
Variable rate basis on debt issuance					3 Month LIBOR
Maximum borrowing capacity												1,800,000,000.0
Term Loans | Senior Secured Credit Facilities | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	2.00%
Term Loans | Senior Secured Credit Facilities | Eurodollar
Debt Instrument [Line Items]
Interest rate added to LIBOR	3.00%
Term Loans | Senior Secured Credit Facilities | Base Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	2.00%
Term Loans | Term Loan
Debt Instrument [Line Items]
Percent of original face amount of debt	0.25%
Revolving credit facility, amount					2,881,000,000
Term Loans | Additional Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity	1,100,000,000.0
Line of Credit
Debt Instrument [Line Items]
Due to related parties					237,000,000					1,825,200,000
Line of Credit | Seadrill
Debt Instrument [Line Items]
Due to related parties					0	[1]				125,900,000	[1]
Line of Credit | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Long-term Debt					2,881,000,000					0
Line of Credit | $1450 facility
Debt Instrument [Line Items]
Long-term Debt					422,900,000					0
Line of Credit | $550 facility
Debt Instrument [Line Items]
Due to related parties					0					440,000,000
Line of Credit | Credit facility $1,200
Debt Instrument [Line Items]
Due to related parties					78,200,000					90,500,000
Assets pledged as collateral					182,000,000
Balloon payment to be paid					69,900,000
Line of Credit | $440 facility
Debt Instrument [Line Items]
Due to related parties					158,800,000					178,600,000
Long-term Debt					258,400,000					293,000,000
Vendor Financing Loan | Seadrill
Debt Instrument [Line Items]
Due to related parties					109,500,000	[2]				109,500,000	[2]
Vendor Financing Loan | $109.5 facility | Seadrill
Debt Instrument [Line Items]
Debt face amount							109,500,000.0
Due to related parties							109,500,000	109,500,000
Interest rate added to LIBOR								5.00%
Variable rate basis on debt issuance								LIBOR
Vendor Financing Loan | $109.5 facility | London Interbank Offered Rate (LIBOR) | Seadrill
Debt Instrument [Line Items]
Interest rate added to LIBOR							5.00%
Discount Notes | Seadrill
Debt Instrument [Line Items]
Due to related parties					0	[3]				299,900,000	[3]
Discount Notes | $109.5 facility
Debt Instrument [Line Items]
Due to related parties					109,500,000					109,500,000
Discount Notes | $229.9 discount note
Debt Instrument [Line Items]
Due to related parties					0					229,900,000
Discount Notes | $229.9 discount note | Seadrill
Debt Instrument [Line Items]
Debt face amount					229,900,000.0											229,900,000
Due to related parties					229,900,000
Balloon payment to be paid					238,500,000
Discount Notes | $70.0 discount note
Debt Instrument [Line Items]
Due to related parties					0					70,000,000
Discount Notes | $70.0 discount note | Seadrill
Debt Instrument [Line Items]
Debt face amount					70,000,000.0											70,000,000
Due to related parties					70,000,000											70,000,000
Balloon payment to be paid					72,600,000
Discount Notes | US $100 Discount Note | Seadrill
Debt Instrument [Line Items]
Debt face amount		100,000,000.0
Due to related parties																	103,700,000
Balloon payment to be paid		103,700,000															100,000,000
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, Average Fixed Interest Rate					1.23%
Interest Rate Swap | Term Loans | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Derivative, Average Fixed Interest Rate					2.49%
Minimum | $1450 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR		1.20%
Maximum | $1450 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR		3.00%
Seadrill | Line of Credit | Credit facility $300
Debt Instrument [Line Items]
Maturity of debt					5 years
T-15 and T-16 Tender Rigs | Seadrill | Line of Credit | $440 facility
Debt Instrument [Line Items]
Assets pledged as collateral					261,000,000
Subsequent Event | Line of Credit | Credit facility $1,200
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage									1.40%
Balloon payment to be paid																		20,600,000
Derivative, fixed interest rate																		2.25%
Revolving credit facility, amount																		$ 57,600,000
Subsequent Event | Line of Credit | Credit facility $1,200 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Derivative, fixed interest rate																		2.25%

[1]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2014 the Company drew down $0.0 million on the revolving credit facility and repaid $125.9 million. As at December 31, 2014 the outstanding balance was nil.
[2]	$109.5 million Vendor financing loan - On May 17, 2013, the Company borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest at a rate of LIBOR plus a margin of 5% and matures in May 2016.
[3]	Discount loan notes:•$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $72.6 million to Seadrill.This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$100.0 million discount note - On March 21, 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Senior Secured Credit Facilities.